Accounts Receivable - Schedule of Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 753	$ 765
Allowance for doubtful accounts	(56)	(46)	$ (22)
Accounts receivable, net	697	719
Accounts Receivable - Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	344	344
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 409	$ 421